RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Restricted Cash [Abstract]
Operations	$ 80	$ 123
Credit obligations	67	72
Capital expenditures and development projects	50	34
Total	197	229
Less: non-current	(51)	(75)
Current	$ 146	$ 154